CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Mar. 31, 2016	Mar. 31, 2015
Common stock, without a stated value
Common stock, Authorized shares	17,460,000,000	17,460,000,000
Common stock, Issued shares	3,958,543,000	4,085,772,000
Common stock, Outstanding shares	3,760,616,750	3,881,483,855
Treasury stock, shares	197,926,250	204,288,145